CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Intangible assets	€ 36,160	€ 46,584	€ 48,993
Property, plant and equipment	4,463	1,642	484
Other non-current assets	1,801	3,855	4,764
Non-current assets	42,424	52,081	54,241
Inventories	1,413	244	365
Trade and other receivables	1,299	2,737	3,033
Current tax assets	2,226	1,588	1,147
Other current financial assets	473	1,582	2,403
Cash and cash equivalents	34,063	77,969	17,982
Current assets	39,474	84,120	24,930
TOTAL ASSETS	81,898	136,201	79,171
EQUITY AND LIABILITIES
Share capital	27,429	25,996	17,730
Share premium	177,542	166,630	112,750
Share to be issued	1,396
Accumulated deficit	(189,850)	(116,201)	(120,002)
Other reserves	4,853	3,254	2,667
Equity attributable to equity holders	21,370	79,679	13,145
Total equity	21,370	79,679	13,145
Financial loans and other payables	5,056	29,084	40,084
Deferred tax liability			24
Other non-current liabilities - Contingent consideration		7,311	12,029
Non-current liabilities	5,056	36,395	52,137
Current portion of financial loans	20,354	5,412	4,611
Other financial liabilities	16,341	350	985
Trade and other payables	4,357	5,147	3,349
Other current liabilities	14,420	3,671	4,944
Other current liabilities - Contingent consideration		5,547
Current liabilities	55,472	20,127	13,889
TOTAL EQUITY AND LIABILITIES	€ 81,898	€ 136,201	€ 79,171